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                                                           [LOGO OF METLIFE(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

August 14, 2013

VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:First MetLife Investors Insurance Company
   First MetLife Investors Variable Annuity Account One
   File Nos. 333-137969/811-08306
   PrimElite IV
   Rule 497(j) Certification
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Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplements each dated August 12, 2013, to the Prospectus dated April 29, 2013, and the form of Supplement dated August 12, 2013 to the Statement of Additional Information dated April 29, 2013, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and Supplement to the Statement of Additional Information contained in Post-Effective Amendment
No. 15 for the Account filed electronically with the Commission on August 8, 2013.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards

John M. Richards
Corporate Counsel

Metropolitan Life Insurance Company